ORGANIZATION AND BUSINESS DESCRIPTION	1 Months Ended
Feb. 28, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

1. ORGANIZATION AND BUSINESS DESCRIPTION

Quad Global Inc. (“Pubco”, or the “Company”) was incorporated as a private company under the laws of Cayman Island on February 5, 2025.

The Company was formed for the purpose of becoming the ultimate parent company in KM QUAD (“QUAD”) following the transactions contemplated in the business combination agreement, dated February 14, 2025 (the “Business Combination Agreement”) by and among the Company, QUAD, and Quetta Acquisition Corporation (“Quetta”), a special purpose acquisition company. As of February 28, 2025, the Company had no assets, liabilities, or operations.

Pursuant to the Merger Agreement, the Business Combination will be effected in two steps: (i) subject to the approval and adoption of the Merger Agreement by the stockholders of Quetta, Quetta will reincorporate in the Cayman Islands by merging with and into PubCo, with PubCo remaining as the surviving publicly traded entity (the “Redomestication Merger”); (ii) promptly after the Redomestication Merger, Quad Group Inc., an exempted company incorporated under the laws of the Cayman Islands with limited liability and a direct wholly owned subsidiary of PubCo (“Merger Sub”), will be merged with and into QUAD, with QUAD remaining as the surviving entity, resulting in QUAD being a wholly owned subsidiary of PubCo (the “Acquisition Merger”).